Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	NUSCALE POWER Corp
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822966
Amendment Flag	false